Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of determination of the gain for business combination
Fair value of 6.07% interest on December 1, 2016	$6,418,867
Carrying value of 6.07% interest prior to control	1,523,294
Gain on step acquisition	$4,895,573

Schedule of provisional fair values of the identifiable assets and liabilities of the acquisition
Net assets acquired
Cash and cash equivalents	$3,611,307
Accounts receivable	3,202,471
Inventories	12,299,051
Prepaid expenses	698,115
Property, plant and equipment	9,795,629
Intangible assets	101,712,420
Goodwill	47,485,572
Other assets	160,662
Accounts payable and accrued liabilities	(9,831,337)
Short-term borrowings	(1,051,309)
Deferred revenue	(1,544,335)
Long-term debt	(13,655,679)
Finance lease obligations	(342,153)
Fair value of Apicore Series A-1 preferred shares	(1,755,530)
Other long-term liabilities	(136,827)
Deferred tax liabilities	(37,749,605)
Net assets acquired	$112,898,452

Summary of purchase consideration
Cash paid	$45,322,853
Due to vendor	2,759,507
Exercise of Apicore derivative	20,788,011
Fair value of 6.07% interest held	6,418,867
Non-controlling interest	2,069,409
Derivative option on Apicore Class C shares	32,901,006
Liability to repurchase Apicore Class E shares	2,638,799
Purchase consideration	$112,898,452